CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                             CHICAGO, ILLINOIS 60603


                                  July 18, 2006


Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

                     Re: Van Kampen Unit Trusts, Series 596
                        File No. 333-134376 CIK #1344383
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Ladies/Gentlemen:

         On behalf of Van Kampen Funds Inc. ("Depositor"), depositor, sponsor and principal underwriter of Van Kampen Unit Trusts, Series 596 (the "Fund") there is enclosed Amendment No. 2 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission (the "Commission") on May 22, 2006. We received comments from the staff of the Commission in a letter dated June 8, 2006 from Vincent J. Di Stefano. The Registration Statement was amended on July 10, 2006 in response to the staff's comments.

         The staff of the Commission requested that the power of attorney be revised so as to apply specifically to Van Kampen Unit Trusts, Series 596. Subject to future discussion, revisions were made in accordance with the staff's comments and a revised power of attorney, identifying the specific registrant related to the registration statement, is hereby filed herewith.

         The staff of the Commission also requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations have been made under separate cover included in the Registration Statement.

         In addition to Amendment No. 2 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the Securities deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited Securities which will comprise the portfolio of the Fund, the Statement of Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

         The trust agreement was entered into today and Securities (as defined in the Indenture) have been deposited with the trustee. In connection therewith the trustee has provided in the name of Van Kampen Funds Inc., documentation for units of fractional undivided interest in the Fund, which documentation is being retained by the trustee for delivery after the effectiveness of the registration statement.

         We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

         We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Mark J. Kneedy at (312) 845-3787.

                                                               Very truly yours,


                                                          CHAPMAN AND CUTLER LLP